Derivative Financial Instruments designated to Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments designated to Hedge Accounting [Abstract]
Information about how entity determined risk component designated as hedged item [text block]
Below is the composition of the derivatives financials instruments portfolio by type of instrument, liability value and fair value, financial instrument and MTM registered in profit and loss:

	December 31, 2024
	Notional	Fair value	MTM (a)

Payroll loans portfolio (asset)	696,626	653,009	(41,592)
Fixed rated CDB (liability)	6,710,161	6,612,694	(97,467)
Total	7,406,787	7,265,703	(139,059)

	Notional SWAP	SWAP	MTM total (b)	Profit and Loss ((a)+(b))

Payroll loans portfolio (asset)	696,626	738,911	44,311	2,719
Fixed rated CDB (liability)	6,585,080	6,651,218	69,829	(27,638)
Total	7,281,706	7,390,129	114,140	(24,919)

	December 31, 2023
	Notional	Fair value	MTM (a)

IPCA CDB (liability)	698,917	697,059	(1,858)
Fixed rated CDB (liability)	951,777	944,862	(6,915)
Total	1,650,694	1,641,921	(8,773)

	Notional SWAP	SWAP	MTM total (b)	Profit and Loss ((a)+(b))

IPCA CDB (liability)	678,597	(675,381)	2,440	582
Fixed rated CDB (liability)	951,209	(943,227)	7,566	651
Total	1,629,806	(1,618,608)	10,006	1,233

Composition of financial instruments portfolio [Text Block]
Below is the composition of the derivative financial instruments portfolio by type of instrument, asset value, liability value and fair value, financial instrument and MTM registered in OCI:

December 31, 2024
Risk factor	Financial Instruments - notional	Liabilities	Financial Instrument	Fair Value	MTM

Swap of currency USD	300,046	252,287	47,760	47,986	(227)
Swap of currency EUR	650,974	643,949	7,024	11,611	(4,587)
Swap of interest rate	3,276,352	3,275,099	1,253	(1,127)	2,380

December 31, 2023
Risk factor	Financial Instruments - notional	Liabilities	Financial Instrument	Fair Value	MTM
Swap of currency	207,608	189,427	18,181	17,631	550